Average Annual Total Returns - VIPTotalMarketIndexPortfolio-InitialServiceService2PRO - VIPTotalMarketIndexPortfolio-InitialServiceService2PRO - VIP Total Market Index Portfolio	Apr. 29, 2023
VIP Total Market Index Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	(19.22%)
Since Inception	8.81%	[1]
VIP Total Market Index Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	(19.41%)
Since Inception	8.54%	[2]
VIP Total Market Index Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	(19.33%)
Since Inception	8.77%	[3]
IXYSR
Average Annual Return:
Past 1 year	(19.21%)
Since Inception	8.93%

[1]	A From April 17, 2018
[2]	C From April 17, 2018
[3]	B From April 11, 2019